TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                              1
      MESSAGE FROM THE PRESIDENT                                        2
      INVESTMENT REVIEW
         USAA California Bond Fund                                      4
         USAA California Money Market Fund                             10
      FINANCIAL INFORMATION
         Portfolios of Investments
            Categories and Definitions                                 13
            USAA California Bond Fund                                  15
            USAA California Money Market Fund                          20
         Notes to Portfolios of Investments                            25
         Statements of Assets and Liabilities                          26
         Statements of Operations                                      27
         Statements of Changes in Net Assets                           28
         Notes to Financial Statements                                 29






IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Funds.

If you are the primary shareholder on at least one account, prefer not to articipate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA CALIFORNIA FUNDS, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). THE REPORT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUNDS.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.






USAA FAMILY OF FUNDS SUMMARY

         FUND                                     MINIMUM
      TYPE/NAME              VOLATILITY          INVESTMENT
-------------------------------------------------------------
CAPITAL APPRECIATION
-------------------------------------------------------------
Aggressive Growth         Very high               $3,000
Emerging Markets          Very high                3,000
First Start Growth
  (REGISTERED TRADEMARK)  Moderate to high         3,000
Gold                      Very high                3,000
Growth                    Moderate to high         3,000
Growth & Income           Moderate                 3,000
International             Moderate to high         3,000
S&P 500(REGISTERED
  TRADEMARK)Index         Moderate                 3,000
Science & Technology      Very high                3,000
Small Cap Stock           Very high                3,000
World Growth              Moderate to high         3,000
-------------------------------------------------------------
ASSET ALLLOCATION
-------------------------------------------------------------
Balanced Strategy         Moderate                $3,000
Cornerstone Strategy      Moderate                 3,000
Growth and Tax
  Strategy                Moderate                 3,000
Growth Strategy           Moderate to high         3,000
Income Strategy           Low to moderate          3,000
-------------------------------------------------------------
INCOME - TAXABLE
-------------------------------------------------------------
GNMA(REGISTERED
  TRADEMARK)              Low to moderate         $3,000
High-Yield
  Opportunities           High                     3,000
Income                    Moderate                 3,000
Income Stock              Moderate                 3,000
Intermediate-Term
  Bond                    Low to moderate          3,000
Short-Term Bond           Low                      3,000
-------------------------------------------------------------
INCOME - TAX EXEMPT
-------------------------------------------------------------
Long-Term                 Moderate                $3,000
Intermediate-Term         Low to moderate          3,000
Short-Term                Low                      3,000
State Bond Income         Moderate                 3,000
-------------------------------------------------------------
MONEY MARKET
-------------------------------------------------------------
Money Market              Very low                $3,000
Tax Exempt
  Money Market            Very low                 3,000
Treasury Money
  Market Trust
  (REGISTERED TRADEMARK)  Very low                 3,000
State Money Market        Very low                 3,000
-------------------------------------------------------------

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, WHICH ARE DISCUSSED IN THE FUNDS' PROSPECTUSES.

S&P 500(REGISTERED TRADEMARK)IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.


NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.










MESSAGE FROM THE PRESIDENT

[PHOTOGRAPH OF THE PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL. J.C. ROTH, CFA, APPEARS HERE.]

I have noted many times in the past that our three national tax-exempt bond funds will usually provide a textbook study of how the bond markets should work. The USAA Long-Term Fund should have the highest return, the USAA Short-Term Fund the lowest, and the USAA Intermediate-Term Fund should fall in between. That's because risk is usually rewarded. A 30-year bond is more risky, for various reasons, than a two-year bond.

THE WALL STREET JOURNAL on October 2, 2000, showed that year-to-date the performance of these three funds lines up like this:

================================================================================
              YEAR-TO-DATE TOTAL RETURNS FOR PERIOD ENDING 9/30/00
--------------------------------------------------------------------------------
    USAA Tax Exempt Long-Term Fund                         6.7%
    USAA Tax Exempt Intermediate-Term Fund                 6.0%
    USAA Tax Exempt Short-Term Fund                        4.0%
================================================================================

Last year the bond market declined and demonstrated that 30-year bonds are indeed riskier than short issues:

================================================================================
                    TOTAL RETURN FOR PERIODS ENDING 12/31/99
--------------------------------------------------------------------------------
                                               1 YEAR     5 YEARS  10 YEARS
                                               ----------------------------
    USAA Tax Exempt Long-Term Fund             -5.04%      6.59%     6.37%
    USAA Tax Exempt Intermediate-Term Fund     -2.61%      6.37%     6.49%
    USAA Tax Exempt Short-Term Fund             1.64%      4.98%     5.06%
================================================================================

However, over the longer term, you can see that risk usually is rewarded:

================================================================================
                     TOTAL RETURN FOR PERIODS ENDING 9/30/00
--------------------------------------------------------------------------------
                                               1 YEAR     5 YEARS  10 YEARS
                                               ----------------------------
    USAA Tax Exempt Long-Term Fund              4.60%      5.41%     6.82%
    USAA Tax Exempt Intermediate-Term Fund      5.14%      5.32%     6.72%
    USAA Tax Exempt Short-Term Fund             4.51%      4.52%     5.09%
================================================================================

The ordering of these returns and the longer term records of these funds are in line with theory. And the numbers for 2000 look pretty good compared to major indices this year:

================================================================================
              YEAR-TO-DATE TOTAL RETURNS FOR PERIOD ENDING 9/30/00
--------------------------------------------------------------------------------
    Dow Jones Industrial Average                          -7.36%
    S&P 500 Index                                         -1.39%
    Nasdaq Composite Index                                -9.74%
================================================================================

That is why a portion of my investment portfolio is composed of tax-exempt bond funds.

Sincerely,

Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


TOTAL RETURN EQUALS INCOME PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS, PRIMARILY INDUSTRIALS.

THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

NASDAQ COMPOSITE INDEX IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S. BASED SECURITIES.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.







INVESTMENT REVIEW

USAA CALIFORNIA BOND FUND

OBJECTIVE: High level of current interest income that is exempt from federal and California state income taxes.

TYPES OF  INVESTMENTS:   Invests   principally   in  long-term, investment-grade
California tax-exempt securities.

================================================================================
                                                     3/31/00          9/30/00
--------------------------------------------------------------------------------
 Net Assets                                       $576.7 Million  $614.0 Million
 Net Asset Value Per Share                            $10.38           $10.63
 Tax-Exempt Dividends Per Share Last 12 Months        $0.576           $0.572
 Capital Gain Distributions Per Share Last 12
   Months                                                -                -
================================================================================
SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/00
--------------------------------------------------------------------------------
                 3/31/00 TO 9/30/00               30-DAY SEC YIELD
                       5.23%(+)                         4.98%
================================================================================
 *  CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.
(+) TOTAL RETURNS FOR  PERIODS  OF LESS THAN ONE YEAR ARE NOT  ANNUALIZED.  THIS
    SIX-MONTH RETURN IS CUMULATIVE.



                     AVERAGE ANNUAL COMPOUNDED RETURNS WITH
          REINVESTMENT OF DIVIDENDS - PERIODS ENDING SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
              TOTAL RETURN   EQUALS   DIVIDEND RETURN   PLUS   PRICE CHANGE
--------------------------------------------------------------------------------
   10 Years       7.25%        =            6.12%        +         1.13%
--------------------------------------------------------------------------------
    5 Years       6.23%        =            5.66%        +         0.57%
--------------------------------------------------------------------------------
    1 Year        6.37%        =            5.71%        +         0.66%
--------------------------------------------------------------------------------



              ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
                FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2000

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA California Bond Fund for the 10-year period ending September 30, 2000.

TOTAL RETURN
---------------------
09/30/91       13.17%
09/30/92        9.38%
09/30/93       13.96%
09/30/94       -5.14%
09/30/95       11.24%
09/30/96        8.34%
09/30/97        9.85%
09/30/98       10.15%
09/30/99       -3.00%
09/30/00        6.37%

DIVIDEND RETURN
---------------------
09/30/91        7.26%
09/30/92        6.54%
09/30/93        6.35%
09/30/94        5.06%
09/30/95        6.47%
09/30/96        6.02%
09/30/97        5.97%
09/30/98        5.69%
09/30/99        4.93%
09/30/00        5.71%

CHANGE IN SHARE PRICE
---------------------
09/30/91        5.91%
09/30/92        2.84%
09/30/93        7.61%
09/30/94      -10.20%
09/30/95        4.77%
09/30/96        2.32%
09/30/97        3.88%
09/30/98        4.46%
09/30/99       -7.93%
09/30/00        0.66%

TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.









                     12-MONTH DIVIDEND YIELD COMPARISON

A chart in the form of a bar graph appears here illustrating the comparison of the 12-Month Dividend Yield of the USAA California Bond Fund to the 12-Month
Dividend Yield of the Lipper California Municipal Debt Funds Average from 9/30/91 to 9/30/00.

             USAA CALIFORNIA              LIPPER CALIFORNIA MUNICIPAL
                BOND FUND                      DEBT FUNDS AVERAGE
             ---------------              ---------------------------
09/30/91           6.53%                              6.42%
09/30/92           6.10%                              6.08%
09/30/93           5.46%                              5.38%
09/30/94           5.87%                              5.81%
09/30/95           5.80%                              5.36%
09/30/96           5.71%                              5.11%
09/30/97           5.48%                              4.86%
09/30/98           5.18%                              4.54%
09/30/99           5.50%                              4.71%
09/30/00           5.39%                              4.69%

THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/91 TO 9/30/00.









                    CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment for the USAA California Bond Fund, Lehman Brothers Municipal Bond Index and the Lipper California Municipal Debt Funds Average. The data is from 9/30/90 through 9/30/00. The data points from the graph are as follows:

USAA CALIFORNIA BOND FUND
 YEAR                  AMOUNT
 ----                  ------
09/30/90              $10,000
03/31/91               10,696
09/30/91               11,317
03/31/92               11,714
09/30/92               12,378
03/31/93               13,185
09/30/93               14,107
03/31/94               13,225
09/30/94               13,381
03/31/95               14,136
09/30/95               14,886
03/31/96               15,458
09/30/96               16,127
03/31/97               16,479
09/30/97               17,716
03/31/98               18,511
09/30/98               19,514
03/31/99               19,707
09/30/99               18,928
03/31/00               19,133
09/30/00               20,134

LEHMAN BROTHERS MUNICIPAL BOND INDEX
 YEAR                  AMOUNT
 ----                  ------
09/30/90              $10,000
03/31/91               10,667
09/30/91               11,319
03/31/92               11,733
09/30/92               12,502
03/31/93               13,202
09/30/93               14,095
03/31/94               13,508
09/30/94               13,751
03/31/95               14,512
09/30/95               15,289
03/31/96               15,728
09/30/96               16,213
03/31/97               16,585
09/30/97               17,674
03/31/98               18,362
09/30/98               19,214
03/31/99               19,501
09/30/99               19,080
03/31/00               19,485
09/30/00               20,258

LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE
 YEAR                  AMOUNT
 ----                  ------
09/30/90              $10,000
03/31/91               10,628
09/30/91               11,273
03/31/92               11,638
09/30/92               12,342
03/31/93               13,099
09/30/93               14,035
03/31/94               13,361
09/30/94               13,458
03/31/95               14,165
09/30/95               14,784
03/31/96               15,233
09/30/96               15,771
03/31/97               16,051
09/30/97               17,187
03/31/98               17,831
09/30/98               18,721
03/31/99               18,872
09/30/99               18,170
03/31/00               18,431
09/30/00               19,291

DATA FROM 9/30/90 THROUGH 9/30/00.

THE BROAD-BASED LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX THAT TRACKS TOTAL RETURN PERFORMANCE FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. THE LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL CALIFORNIA MUNICIPAL DEBT FUNDS, AS COMPUTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS. ALL TAX-EXEMPT BOND FUNDS WILL FIND IT DIFFICULT TO OUTPERFORM THE LEHMAN INDEX, BECAUSE FUNDS HAVE EXPENSES.







MESSAGE FROM THE MANAGER

[PHOTOGRAPH OF THE PORTFOLIO MANAGER, ROBERT R. PARISEAU, CFA, APPEARS HERE.]

MUNICIPAL BOND MARKET REVIEW

Yields on 20-year AAA-rated municipal bonds have declined 0.10% during the first six months of the Fund's fiscal year, from March 31, 2000, to September 30, 2000. Bond-market investors seem to believe that the Federal Reserve Board, with a series of six increases in short-term interest rates, has successfully slowed the U.S. economy to a more sustainable, noninflationary rate of growth. Despite recent increases in energy costs, inflation remains under control. Economists give most of the credit to improved productivity as technological innovation allows industry to use raw materials and labor more efficiently.

STRATEGY

I focus primarily on generating maximum tax-exempt income with the goal of producing the best AFTER-TAX total return over an investment horizon of four or more years. My rationale for this strategy is:

  - I believe that a large number of our investors own the Fund for the tax-free income and invest for the long term.

  - Although past performance is no guarantee of future results, the strategy has worked in different kinds of markets over the years. Long-term performance, measured by total return and distribution yield, has been well above the peer group average.

The Fund remains fully invested in long-term, investment-grade municipal bonds. Municipal bonds that mature in 15 years or more almost always yield more than shorter bonds of the same credit quality. However, longer-maturity bonds are more volatile in price than shorter-maturity bonds. That's why we encourage only those investors with an investment horizon of four or more years to buy the USAA California Bond Fund.

Like any buyer, I seek value. We define "value" at USAA as a combination of:

  - STRUCTURE (coupon, maturity, call features, sinking funds, etc.)
  - LIQUIDITY (ability to quickly sell the bond without substantially affecting the price)
  - CREDIT QUALITY (strength and stability of the issuer)
  - YIELD (The bond may otherwise be a great fit, but if the yield is too low it's overpriced.)


TOTAL  RETURN   EQUALS  INCOME  RETURN  PLUS  SHARE  PRICE  CHANGE  AND  ASSUMES
REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.


NO AMT BONDS

Our shareholders have made it very clear that they do not want the income from their USAA tax-exempt funds to be subject to the federal alternative minimum tax
(AMT) for individuals. Consequently, since inception, no USAA tax-exempt fund has ever distributed income that was subject to the AMT for individuals. Looking ahead, we have no intention to purchase municipal bonds that are subject to the AMT for individuals in any of the USAA tax-exempt funds. Of course, we would certainly advise our shareholders if a change were to occur in the federal tax code that would compel us to reconsider our position.

MARKET OUTLOOK

The municipal bond market has rallied considerably from its lows over the past year. Recently, steeply higher energy prices have taken their toll on bond-market sentiment. However, the energy crisis of the 1970s and early 1980s taught valuable lessons. Many U.S. industries have steadily improved their energy efficiency despite years of low-priced oil. At least so far, brutal price competition has meant that many businesses have a hard time passing on the higher energy costs to their customers. An obviously slowing U.S. economy should also do its part in keeping a lid on inflationary pressures.

In summary, the current consensus in the bond market is that interest rates have probably peaked for this economic cycle. And, if energy prices settle down and the economy continues to slow, interest rates may even decline a little more.

FUND PERFORMANCE

While past performance is no guarantee of future results, from April 1, 2000, to September 30, 2000, your USAA California Bond Fund paid a dividend distribution yield of 5.35%. During this period of declining interest rates, the Fund's share price increased by $0.25, or 2.41%, to $10.63.


DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS SIX MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND ANNUALIZING THE RESULT.


                                    * * * *

Your Fund's performance received an Overall Star Rating of 4 stars in the municipal bond fund category from Morningstar Rating(TradeMark) for the period ending September 30, 2000.

THE STATE OF CALIFORNIA

California's economy, the largest among the 50 states, continues to expand. Strong gains in employment and personal income tax have allowed the state to achieve favorable financial results. In recognition of these factors, Standard & Poor's and Moody's Investors Service upgraded California's general obligation bond rating to AA and Aa2, respectively, on September 7, 2000. Fitch IBCA retained its AA rating. I discuss these general economic issues because, although they may not directly relate to each of your Fund's holdings, they indicate the financial and economic environment of the state. We will closely monitor those specific credit issues, ballot initiatives, and litigation that could potentially affect the value of your holdings.

TAXABLE EQUIVALENT YIELDS

The table below compares the yield of the USAA California Bond Fund with a taxable equivalent investment.

--------------------------------------------------------------------------------
TO MATCH THE USAA CALIFORNIA BOND FUND'S CLOSING 30-DAY SEC YIELD OF 4.98% AND:

Assuming a California state tax rate of:  8.00%   8.00%   9.30%   9.30%   9.30%
and a marginal federal tax rate of:         15%     28%     31%     36%   39.6%

A FULLY TAXABLE INVESTMENT MUST PAY:      6.37%   7.52%   7.96%   8.58%   9.09%
--------------------------------------------------------------------------------

THIS TABLE IS BASED ON A HYPOTHETICAL INVESTMENT CALCULATED FOR ILLUSTRATIVE PURPOSES ONLY. IT IS NOT AN INDICATION OF PERFORMANCE FOR ANY OF THE USAA FAMILY OF FUNDS.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MORNINGSTAR PROPRIETARY RATINGS ON U.S.-DOMICILED FUNDS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF SEPTEMBER 30, 2000. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. MORNINGSTAR RATINGS ON U.S.-DOMICILED FUNDS ARE CALCULATED FROM THE FUND'S THREE-, FIVE-, AND 10-YEAR AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY U.S. TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS, AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY U.S. T-BILL RETURNS. THE USAA CALIFORNIA BOND FUND RECEIVED 4, 5, AND 4 STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. THE TOP 10% OF THE FUNDS IN A BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE FUND WAS RATED EXCLUSIVELY AGAINST U.S.-DOMICILED FUNDS. THE FUND WAS RATED AMONG 1,720, 1,472, AND 424 FUNDS IN THE MUNICIPAL BOND FUND CATEGORY FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY.







                             PORTFOLIO RATINGS MIX
                                     9/30/00

A pie chart is shown here depicting the Portfolio Ratings Mix as of September 30, 2000 of the USAA California Bond Fund to be:

AAA - 43%; AA - 32%; A - 19%; and BBB - 6%.

THE FOUR HIGHEST LONG-TERM CREDIT RATINGS, IN DESCENDING ORDER OF CREDIT QUALITY, ARE AAA, AA, A, AND BBB. THIS CHART REFLECTS THE HIGHER RATING OF EITHER MOODY'S INVESTORS SERVICE, STANDARD & POOR'S RATING SERVICES, OR FITCH IBCA. UNRATED SECURITIES THAT HAVE BEEN DETERMINED BY USAA IMCO TO BE OF EQUIVALENT INVESTMENT QUALITY TO CATEGORIES AAA, AA, AND BBB ACCOUNT FOR 3.3%, 0.9%, AND 0.4%, RESPECTIVELY, OF THE FUND'S INVESTMENTS, AND ARE INCLUDED IN THEIR APPROPRIATE CATEGORY ABOVE.

YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 15-19.








INVESTMENT REVIEW

USAA CALIFORNIA MONEY MARKET FUND

OBJECTIVE: High level of current interest income that is exempt from federal and California state income taxes and a further objective of preserving capital and
maintaining   liquidity.

TYPES OF INVESTMENTS: Invests principally in high-quality, California tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.00.(*)

(*) AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================
                                            3/31/00             9/30/00
--------------------------------------------------------------------------------
  Net Assets                            $425.2 Million       $430.9 Million
  Net Asset Value Per Share                  $1.00                $1.00
================================================================================
AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/00
--------------------------------------------------------------------------------
         3/31/00                                                  7-DAY
       TO 9/30/00     1 YEAR       5 YEARS      10 YEARS          YIELD
         1.74%(+)      3.22%        3.19%         3.23%           3.76%
================================================================================
(+) TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.








                            7-DAY YIELD COMPARISON

A chart in the form of a line graph appears here illustrating the comparison of the 7-Day Yield of the USAA California Money Market Fund and the iMoneyNet, Inc. (formerly IBC Financial Data) State Specific SB (Stock Broker) and GP (General Purpose) (Tax-Free) California Money Funds.

                      USAA CALIFORNIA
                      MONEY MARKET FUND                    IMONEYNET, INC.
                      -----------------                    ---------------
09/27/99                     3.12%                              2.75%
10/25/99                     2.80%                              2.51%
11/29/99                     3.26%                              2.96%
12/27/99                     3.51%                              3.24%
01/31/00                     2.60%                              2.34%
02/28/00                     2.67%                              2.30%
03/27/00                     2.87%                              2.62%
04/24/00                     3.53%                              3.25%
05/22/00                     3.62%                              3.38%
06/26/00                     3.76%                              3.52%
07/31/00                     3.60%                              3.37%
08/28/00                     3.38%                              3.16%
09/25/00                     3.49%                              3.17%

DATA REPRESENT THE LAST MONDAY OF EACH MONTH.

THE GRAPH TRACKS THE FUND'S SEVEN-DAY YIELD AGAINST IMONEYNET, INC. (FORMERLY IBC FINANCIAL DATA) STATE SPECIFIC SB (STOCK BROKER) & GP (GENERAL PURPOSE) (TAX-FREE) CALIFORNIA MONEY FUNDS, AN AVERAGE OF MONEY MARKET FUND YIELDS.







MESSAGE FROM THE MANAGER

[PHOTOGRAPH OF THE PORTFOLIO MANAGER, REGINA G. SHAFER, CFA, APPEARS HERE.]

MARKET SUMMARY

The national economy has shown signs of cooling from the economic picture we had seen six months ago. In May, the Federal Reserve (the Fed) increased the federal funds rate (the interest rate banks charge to other banks) to 6.50%, its fourth increase since September 1999. The Fed's rate increase and high energy costs seem to have caused some reduction in construction and consumer spending. Overall, current industry sentiment is that inflation concerns have settled and additional Fed interest rate increases may not be necessary this year.

Rates have increased in the short-term tax-exempt market since our annual report March 31, 2000. If you recall, average one-year rates were at 4.08% at that time. One-year rates reached a high of 4.64% in May, according to the Bond Buyer One-Year Note Index. Income tax payments took more money out of the market than was coming in, so there was an extended period of modest demand for tax-exempt securities, causing the spike in one-year rates. Since then, the average rate on a one-year note has trended back down to 4.20%, still 0.12% higher than six months ago.

Demand is exceeding supply, which continues to affect the California market. This has caused one-year California bonds and notes to have lower yields than the national market.

STRATEGY

We continue to believe that variable-rate demand notes (VRDNs) provide a good value for the USAA California Money Market Fund. VRDNs provide the owner the option to sell the security back to the issuer upon seven days' notice or less at a price of par (face value) plus accrued interest. The interest rates on these securities also reset at least every seven days. In our opinion the VRDNs have attractive rates and provide needed flexibility to extend into longer-term securities if appealing opportunities arise in the longer market.

The Fund's fixed-rate purchases during the period were concentrated in commercial paper, where we were able to find value in the 60- to 90-day range. The Fund participated less in the California note market than in previous years because one-year issuance was down. Although past performance is no guarantee of future results, these fixed-rate purchases have performed well, and have provided the Fund with some stability when VRDN rates fall (as they do seasonally when demand exceeds supply in the market).


THE BOND BUYER ONE-YEAR NOTE INDEX IS REPRESENTATIVE OF YIELDS ON 10 LARGE ONE-YEAR, TAX-EXEMPT NOTES.


THE FUND

Daily and weekly VRDNs represented 71.9% of the Fund's assets on September 30, 2000. In addition, the Fund also had positions in tax-exempt commercial paper, put bonds, and other bonds/notes.

The Fund's average maturity of 39 days on September 30, 2000, was slightly shorter than iMoneyNet, Inc.'s (formerly IBC Financial Data) average California tax-exempt money market fund.

FUND PERFORMANCE

For the 12 months ending September 30, 2000, your Fund ranked 9 out of 54 California tax-exempt money market funds according to iMoneyNet, Inc., with a return of 3.22%. The average for the category over the same period was 2.95%. Please keep in mind that past performance is no guarantee of future results.






                   CUMULATIVE PERFORMANCE OF $10,000

A chart in the form of a line graph appears here illustrating the cumulative performance of a $10,000 investment of the USAA California Money Market Fund. The data is from 9/30/90 to 9/30/00. The data points from the graph are as follows:

USAA CALIFORNIA MONEY MARKET FUND
 YEAR                  AMOUNT
 ----                  ------
09/30/90              $10,000
03/31/91               10,262
09/30/91               10,483
03/31/92               10,676
09/30/92               10,829
03/31/93               10,960
09/30/93               11,086
03/31/94               11,203
09/30/94               11,343
03/31/95               11,532
09/30/95               11,743
03/31/96               11,945
09/30/96               12,139
03/31/97               12,331
09/30/97               12,540
03/31/98               12,744
09/30/98               12,952
03/31/99               13,129
09/30/99               13,313
03/31/00               13,506
09/30/00               13,741

DATA FROM 9/30/90 THROUGH 9/30/00.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE VALUE OF YOUR INVESTMENT WILL VARY ACCORDING TO THE FUND'S PERFORMANCE. INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR TO THE ALTERNATIVE MINIMUM TAX. FOR THE SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT REVIEW PAGE.

YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 20-24.








CATEGORIES & DEFINITIONS
PORTFOLIOS OF INVESTMENTS

SEPTEMBER 30, 2000
(UNAUDITED)

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. In money market funds, the effective maturity of these instruments is deemed to be less than 397 days in accordance with regulatory requirements. In bond funds, the effective maturity is the next put date.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high-quality bank, insurance company, corporation, or a collateral trust.

The USAA  California  Money  Market  Fund's  investments  consist of  securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, "eligible securities" generally consist of securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the USAA California Money Market Fund through rigorous internal credit research.

(ETM)  Escrowed to final maturity.
(PRE)  Prerefunded to a date prior to maturity.
(LOC)  Enhanced by a bank letter of credit.
(LIQ)  Enhanced by a bank liquidity agreement.
(NBGA) Enhanced by a nonbank guarantee agreement.
(INS)  Scheduled principal and interest payments are insured by:
       (1) MBIA, Inc.
       (2) AMBAC Financial Group, Inc.
       (3) Financial Guaranty Insurance Co.
       (4) Financial Security Assurance Holdings Ltd.
       (5) College Construction Loan Insurance Association
       (6) ACA Financial Guaranty Corp.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CAB   Capital Appreciation Bond         MERLOT   Municipal Exempt Receipts-
COP   Certificate of Participation                 Liquidity Optional Tender
CP    Commercial Paper                  MFH      Multifamily Housing
GO    General Obligation                PCRB     Pollution Control Revenue Bond
IDA   Industrial Development            RAN      Revenue Anticipation Note
        Authority/Agency                RB       Revenue Bond
IDRB  Industrial Development            TRAN     Tax Revenue Anticipation Note
        Revenue Bond









USAA CALIFORNIA BOND FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

SEPTEMBER 30, 2000
(UNAUDITED)

 PRINCIPAL                                         COUPON     FINAL      MARKET
  AMOUNT                SECURITY                    RATE     MATURITY    VALUE
--------------------------------------------------------------------------------

                         FIXED-RATE INSTRUMENTS (97.7%)

            CALIFORNIA (95.2%)
  $ 7,500   Antelope Valley Healthcare District RB,
              Series 1997B (INS)(4)                 5.20%    1/01/2027  $  7,126
            Association of Bay Area Governments
              Finance Auth. COP,
    2,000     Series 1998 (NBGA)                    5.13     5/15/2023     1,877
   21,000     Series 1999 (INS)(6)                  6.20    11/01/2029    21,778
    7,005   Benicia Unified School District GO,
              Series 2000B (INS)(1),(a)             5.91     8/01/2024     1,799
            Burbank Unified School District GO,
    4,025     Series 1998B (INS)(3),(a)             5.30     8/01/2022     1,154
    3,130     Series 1998B (INS)(3),(a)             5.30     8/01/2023       843
            Commerce Community Development
              Commission Tax Allocation Bonds,
    3,740     Series 1997A, Project #1 (INS)(1),(a) 5.50     8/01/2022     1,072
    3,740     Series 1997A, Project #1 (INS)(1),(a) 5.50     8/01/2023     1,008
    5,000   Coronado Community Development Agency
              Tax Allocation Bonds (INS)(1)         5.60     9/01/2030     5,038
    5,000   Desert Hospital District COP (PRE)      6.39     7/28/2020     5,284
            Educational Facilities Auth. RB,
    9,500     Series 1991 (National University)
                (PRE)                               7.15     5/01/2021     9,871
    1,775     Series 1992 (Mills College)(PRE)      6.88     9/01/2022     1,899
    9,000     Series 1994 (National University)
                (INS)(5)                            6.20     5/01/2021     9,622
    8,015     Series 1995 (Redland University)      6.00    10/01/2025     8,253
    8,050     Series 1995A (California Education
                Pool)                               5.60    12/01/2020     8,090
    1,460     Series 1997C (University of Southern
                California)                         5.13    10/01/2028     1,381
    6,000     Series 2000 (University of the
                Pacific)(INS)(1)                    5.75    11/01/2030     6,145
   21,000     Series N (Stanford University)        5.20    12/01/2027    20,224
    3,525     Series O (Stanford University)        5.13     1/01/2031     3,338
    5,945   Escondido COP, Series 2000A (INS)(3)    5.75     9/01/2030     6,093
    3,360   Fallbrook Union High School District GO,
              Series 1998 (INS)(3),(a)              5.40     9/01/2019     1,168
            Fontana Unified School District GO,
    2,500     Series 1990D (INS)(3)                 5.80     5/01/2017     2,641
    2,000     Series 1990D (INS)(3)                 5.75     5/01/2022     2,063
    1,500   Fresno Airport RB, Series 2000A
              (INS)(4)                              5.50     7/01/2030     1,497
    2,205   Fresno COP, Series 1991                 8.50     5/01/2016     2,270
    1,650   Glendoora Unified School District GO,
              Series A (INS)(4)                     5.38     9/01/2025     1,632
    1,500   Hacienda La Puente Unified School
              District GO, Series 2000A (INS)(1)    5.25     8/01/2025     1,458
            Health Facilities Financing Auth. RB,
     8,000    Series 1990 (Sisters of Providence)
                (PRE)                               7.50    10/01/2010     8,162
    6,500     Series 1990A (Lodi Memorial Hospital)
                (NBGA)                              7.70     9/01/2010     6,646
   11,500     Series 1991 (Southern Presbyterian)
                (PRE)                               6.75     6/01/2021    11,940
    3,175     Series 1992A (Scripps Memorial
                Hospital)(INS)(1)                   6.38    10/01/2022     3,343
    3,500     Series 1993C (Kaiser Permanente)      5.60     5/01/2033     3,349
    2,000     Series 1994 (St. Paul's Episcopal
                Home)(NBGA)                         6.50     9/01/2014     2,154
    5,000     Series 1994A (Scripps Research
                Institute)                          6.63     7/01/2018     5,270
    1,000     Series 1997A (Sunny View) (NBGA)      5.50     1/01/2019     1,005
    3,595     Series 1998A (Catholic Healthcare
                West)                               5.00     7/01/2028     2,909
    2,320     Series 1998A (Sacramento Medical)
                (NBGA)                              5.25     5/01/2021     2,245
    5,000     Series 1998B (Kaiser Permanente)      5.00    10/01/2020     4,533
    4,180   Hollister Joint Powers Financing Auth.
              RB (INS)(1)                           5.90    12/01/2023     4,290
            Housing Finance Agency Home Mortgage RB,
   10,310     Series 1991F (d)                      6.85     8/01/2017    10,597
    5,990     Series 1994A                          6.55     8/01/2026     6,141
    3,000   Housing Finance Agency MFH RB,
              Series 1996A (INS)(2)                 6.05     8/01/2027     3,031
    5,455   Imperial Beach MFH RB, Series 1995A     6.45     9/01/2025     5,648
              Infrastructure and Economic
              Development RB,
    3,090     Series 1999 (INS)(6)                  5.75    12/01/2024     3,101
    1,000     Series 2000                           5.63     7/01/2020     1,017
    1,250     Series 2000                           5.75     7/01/2030     1,270
    2,500   Mendocino County COP, Series 2000
              (INS)(1)                              5.25     6/01/2030     2,407
   15,200   Oakland Unified School District GO,
              Series 2000F (INS)(1)                 5.50     8/01/2024    15,262
   10,325   Pleasanton Joint Powers Financing Auth.
              RB, Series 1993A                      6.15     9/02/2012    10,735
    5,000   Poway Redevelopment Agency Tax
              Allocation RB, Series 2000 (INS)(1)   5.75     6/15/2033     5,125
   13,400   Riverside County Public Financing Auth.
              Tax Allocation RB, Series 1997A (d)   5.63    10/01/2033    12,625
   20,225   Sacramento County Sanitation District
              Finance Auth. RB, Series 2000
              (INS)(2)                              5.63    12/01/2030    20,457
    6,000   Sacramento Power Auth. RB, Series 1995  6.00     7/01/2022     6,098
    7,040   San Diego MFH RB, Series 1995A          6.45     5/01/2025     7,260
            San Diego Unified School District CAB,
    6,940     Series 1999A (INS)(3),(a)             5.54     7/01/2020     2,280
   15,160     Series 1999A (INS)(3),(a)             5.63     7/01/2021     4,660
    8,440     Series 1999A (INS)(3),(a)             5.56     7/01/2022     2,430
   11,120     Series 1999A (INS)(3),(a)             5.99     7/01/2023     3,011
   18,000   San Francisco Bay Area RB, Series 1999  5.50     7/01/2029    17,908
            San Francisco City and County Airport
            RB,
    3,190     2nd Series-Issue 24B (INS)(4)         5.63     5/01/2025     3,233
    8,845     2nd Series-Issue 24B (INS)(4)         5.63     5/01/2030     8,935
    9,500   San Joaquin Hills Transportation
              Corridor Agency RB, Series 1993 (PRE) 6.75     1/01/2032    10,204
   14,000   Santa Ana Unified School District GO,
              Series 2000 (INS)(3)                  5.70     8/01/2029    14,272
   11,215   Santa Clara Valley Water District RB,
              Series 2000A                          5.63     2/01/2025    11,381
   12,455   Southern California Public Power Auth.
              RB, Series 1989 (LOC)                 6.00     7/01/2018    12,461
            State GO,
   22,100     Series 1998                           5.00    10/01/2027    20,549
    7,500     Series 1999 (INS)(1)                  5.00     8/01/2024     7,038
   10,000     Series 1999                           5.50     9/01/2024    10,041
   10,000     Series 1999                           5.88    10/01/2026    10,391
    8,865     Series 1999                           5.75    12/01/2029     9,073
   15,000     Series 2000                           5.25     9/01/2026    14,495
   14,715     Series 2000                           5.50     6/01/2028    14,703
   27,825     Series 2000                           5.75     3/01/2030    28,492
            Statewide Communities Development
              Auth. COP,
    5,420     Lutheran Homes (ETM)                  5.75    11/15/2021     5,516
    1,055     The Arc of San Diego (NBGA)           5.63     5/01/2021     1,064
            Suisun City Public Financing Auth. RB,
   17,855     Series 1998A (a)                      5.37    10/01/2028     3,225
   20,080     Series 1998A (a)                      5.37    10/01/2033     2,672
            Union Elementary School District CAB,
    3,200     Series 1999A (INS)(3),(a)             6.20     9/01/2022       913
    2,600     Series 1999A (INS)(3),(a)             6.21     9/01/2023       697
            Univ. of California RB,
   12,000     Series 1991A (PRE)(d)                 6.88     9/01/2016    12,840
    4,000     Series 1996 (INS)(2)                  5.75     7/01/2024     4,071
   18,000   Vallejo Sanitation and Flood Control
              COP, Series 1993 (INS)(3)             5.00     7/01/2019    17,331
            Washington Township Health Care
              District RB,
    7,085     Series 1999                           5.13     7/01/2023     6,472
    3,005     Series 1999                           5.25     7/01/2029     2,741
            Washington Township Hospital RB,
   11,000     Series 1993 (d)                       5.50     7/01/2018    10,846
    7,845     Series 1993                           5.25     7/01/2023     7,402
    1,515   Watsonville Hospital RB, Series 1996A
              (ETM)                                 6.20     7/01/2012     1,681

            PUERTO RICO (2.5%)
   10,500   Electric Power Auth. RB, Series 1995Z   5.25     7/01/2021    10,070
    5,650   Highway and Transportation Auth. RB,
              Series 1996Y                          5.50     7/01/2036     5,565
--------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $586,439)                599,907
--------------------------------------------------------------------------------

                        VARIABLE-RATE DEMAND NOTES (0.9%)

            CALIFORNIA
            Irvine Improvement Bonds,
      600     Assessment District 87-8 (LOC)        4.75     9/02/2024       600
    4,700     Assessment District 97-16 (LOC)       4.75     9/02/2022     4,700
--------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $5,300)                5,300
--------------------------------------------------------------------------------
            Total investments (cost: $591,739)                          $605,207
================================================================================










                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------

            General Obligations                                 27.8%
            Escrowed Bonds                                      11.0
            Hospitals                                            9.7
            Water/Sewer Utilities - Municipal                    9.7
            Education                                            9.3
            Real Estate Tax/Fee                                  6.7
            Electric/Gas Utilities - Municipal                   4.7
            Nursing/Continuing Care Centers                      4.4
            Toll Roads                                           2.9
            Single-Family Housing                                2.7
            Multifamily Housing                                  2.6
            Airport/Port                                         2.2
            Health Care - Miscellaneous                          1.8
            Special Assessment/Tax/Fee                           1.8
            Other                                                1.3
                                                                ----
            Total                                               98.6%
                                                                ====









USAA CALIFORNIA MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

SEPTEMBER 30, 2000
(UNAUDITED)

 PRINCIPAL                                           COUPON    FINAL
  AMOUNT               SECURITY                       RATE    MATURITY    VALUE
--------------------------------------------------------------------------------

                       VARIABLE-RATE DEMAND NOTES (71.9%)

            CALIFORNIA (66.7%)
  $ 6,960   Alameda Contra Costa Schools Financing
              Auth. COP, Series 1996A (LOC)           2.55   7/01/2016  $  6,960
    2,000   Chula Vista Charter City RB (LOC)         4.35  12/01/2010     2,000
    2,400   Chula Vista IDRB, Series 1996A            5.00   7/01/2021     2,400
    2,100   Covina Redevelopment Agency MFH RB,
              Series 1994A (NBGA)                     4.50  12/01/2015     2,100
    1,900   Davis Community Facilities District RB,
              Series 2000 (LOC)                       4.60   9/01/2024     1,900
    5,000   Dublin San Ramon Services District
              Sewer Revenue COP, Series 2000
              (LIQ)(INS)(1)                           4.60   8/01/2035     5,000
            Fremont COP,
    6,025     Series 1990 (LOC)                       4.45   7/01/2015     6,025
    4,300     Series 1991 (LOC)                       4.45   8/01/2022     4,300
    4,000   Hacienda Puente Unified
              School District COP (LOC)               4.70  10/01/2009     4,000
    1,025   Hanford 1997 COP (LOC)                    4.75   3/01/2008     1,025
    3,500   Hanford Sewer System RB,
              Series 1996A (LOC)                      4.75   4/01/2023     3,500
    1,960   Hesperia Public Financing Auth. Lease RB,
              Series 1998B (LOC)                      4.80   6/01/2022     1,960
    4,700   Huntington Beach MFH RB,
              Series 1985A (LOC)                      4.00   2/01/2010     4,700
    2,600   Irvine IDA RB, Series 1985 (LOC)          6.10  11/01/2005     2,600
            Irvine Improvement Bonds,
   12,938     Assessment District 87-8 (LOC)          4.75   9/02/2024    12,938
    5,455     Assessment District 89-10 (LOC)         4.75   9/02/2015     5,455
    3,300     Assessment District 94-13 (LOC)         4.75   9/02/2022     3,300
      965     Assessment District 97-16 (LOC)         4.75   9/02/2022       965
    3,093     Assessment District 97-17 (LOC)         4.75   9/02/2023     3,093
            Irvine Ranch Water District
              Consolidated Bonds,
    3,100     Series 1985 (LOC)                       4.75  10/01/2010     3,100
    6,500     Series 1995 (LOC)                       5.00   1/01/2021     6,500
    9,000   Lancaster MFH RB, Series 1984A (NBGA)(b)  4.40  11/01/2029     9,000
    3,390   Lemoore COP, Series 1995 (LOC)            4.70  11/01/2020     3,390
    9,535   Loma Linda Water RB, Series 1995 (LOC)    4.80   6/01/2025     9,535
    9,800   Los Angeles Community Redevelopment
              Agency COP, Series 1984 (LOC)           4.25  12/01/2014     9,800
    6,500   Los Angeles MFH RB, Series 1991B (LOC)    4.35  12/01/2010     6,500
   20,575   Los Angeles Senior COPs Series 2000,
              MERLOT Series 2000 NN (LIQ)(INS)(2),(b) 4.95  11/01/2031    20,575
    4,200   Monrovia Redevelopment Agency COP,
              Series 1984 (NBGA)                      4.10  12/01/2014     4,200
    6,350   Monterey County Financing Auth. RB,
              Series 1995A (LOC)                      4.45   9/01/2036     6,350
    9,890   Moreno Valley COP, Series 1997 (LOC)      4.75   6/01/2027     9,890
    3,000   Oakland RB, Series 1999A, MERLOT
              Series 2000M (LIQ)(INS)(2),(b)          4.75   1/01/2029     3,000
    4,500   Oakland-Alameda County Coliseum Auth.
              Lease RB, Series 2000C-1 (LOC)(NBGA)    2.55   2/01/2025     4,500
    8,900   Ontario Industrial Development Auth. RB,
              Series 1985 (LOC)                       5.00   4/01/2015     8,900
            Orange County Apartment Development RB,
    8,100     Series 1984D (LOC)                      5.63   8/01/2019     8,100
   10,000     Series 1999C (NBGA)                     4.30  12/01/2029    10,000
      700   Orange County Sanitation District COP,
              Series 1990-92A (LOC)                   4.75   8/01/2015       700
    9,300   Rialto Public Financing Auth. RB,
              Series 1998A (LOC)                      4.90   9/01/2027     9,300
    8,000   San Bernardino County COP,
              Series 1996 (LOC)                       4.75  11/01/2025     8,000
    4,650   San Bernardino IDA RB, Series 1992 (LOC)  5.75   2/01/2012     4,650
    4,000   San Dimas Redevelopment Agency IDA RB,
              Series 1985 (LOC)                       5.75  11/01/2015     4,000
    3,600   San Francisco City and County MFH RB,
              Series 1985A (LOC)                      3.45  12/01/2005     3,600
    9,800   Santa Paula Public Financing Auth. RB,
              Series 1996 (NBGA)                      4.50   2/01/2026     9,800
    3,030   School Facilities Financing Corp. COP,
              Series 1998A (LOC)                      4.65   7/01/2022     3,030
   11,445   Statewide Communities Development
              Auth. COP (LOC)                         5.05   6/01/2026    11,445
    8,200     Series 1992 (LOC)                       4.45  12/01/2022     8,200
    3,200     Series 1998 (LOC)                       5.67   6/01/2013     3,200
   21,000   Torrance Hospital RB, Series 1992
              (LOC)(d)                                4.40   2/01/2022    21,000
    1,000   Upland Community Redevelopment Agency
              MFH RB, Series 1999A (NBGA)             4.45   2/15/2030     1,000
    1,900   West Hollywood Public Facilities Corp.
              1998 COP (LOC)                          4.75   2/01/2025     1,900

            PUERTO RICO (5.2%)
   10,000   Commonwealth Public Improvement Bonds
              of 2000, MERLOT Series 2000EE
              (LIQ)(INS)(1),(b)                       4.75   7/01/2026    10,000
    5,995   Highway and Transportation Auth. RB
              (Series B), ROB/INs Class F Trust
              Receipts; Series 14 (LIQ)(INS)(1),(b)   5.07   7/01/2035     5,995
    6,700   Industrial, Medical, and Environmental
              Pollution Control Facilities Financing
              Auth. RB, Series 1985 (LOC)             2.80  12/01/2015     6,700
--------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $310,081)            310,081
--------------------------------------------------------------------------------

                                PUT BONDS (3.6%)

            CALIFORNIA
    2,660   Pollution Control Financing Auth. PCRB,
              Series 1984                             4.15   5/15/2002     2,660
   12,700   Public Capital Improvement Finance
              Auth. RB, Series 1988C (LOC)(d)         3.95   6/01/2028    12,700
--------------------------------------------------------------------------------
            Total put bonds (cost: $15,360)                               15,360
--------------------------------------------------------------------------------

                         FIXED-RATE INSTRUMENTS (24.4%)

            CALIFORNIA (23.0%)
    6,070   Acalanes Union High School District
              2000 TRAN                               4.75   7/05/2001     6,095
    2,150   Auburn Unified School District TRAN,
              Series 1999                             4.13  10/01/2000     2,150
    4,000   Fremont Unified School District
              2000-01 TRAN                            5.00   7/10/2001     4,024
    1,400   Intermodal Container Transfer Facility
              Joint Powers Auth. RB, Series 1999A
              (INS)(2)                                4.00  11/01/2000     1,400
    1,000   Loma Linda Hospital RB,
              Series 1990B (PRE)                      7.00  12/01/2022     1,025
    1,060   Los Angeles Department of Water and
              Power Electric Plant RB, Issue of 1994  4.50   8/15/2001     1,062
    2,000   Placer County Office of Education TRAN,
              Series 1999                             4.13  10/01/2000     2,000
    1,660   Porterville 2000 TRAN                     4.45   6/29/2001     1,661
    1,300   Rocklin Unified School District TRAN,
              Series 1999                             4.13  10/01/2000     1,300
    3,035   Roseville City School District TRAN,
              Series 1999                             4.13  10/01/2000     3,035
    2,500  San Mateo County Transit District
              Limited Tax Bonds, Series 1998A
              (INS)(1)                                4.00   6/01/2001     2,500
   15,000   San Ramon Valley Unified School
              District TRAN, Series 1999-2000         3.80  12/16/2000    15,000
            School Project for Utility Rate Reduction,
    3,125     1999 RAN                                3.86  10/06/2000     3,125
    2,350     2000 RAN (c)                            4.15  10/03/2001     2,350
    2,500   Solano County TRAN, Series 1999-2000B     4.50  12/15/2000     2,504
   15,000   State GO CP Notes                         3.90  10/11/2000    15,000
    7,800   State GO CP Notes                         4.00  10/16/2000     7,800
    2,000   State GO CP Notes                         3.90  11/09/2000     2,000
    3,725   Tahoe Truckee Unified School District
              TRAN, Series 1999                       4.25  11/23/2000     3,728
    4,500   Vacaville Unified School District
              2000 TRAN                               5.00   7/05/2001     4,523
   10,000   West Contra Costa Unified School
              District 2000-01 TRAN                   5.00   8/08/2001    10,065
    3,800   Yuba Community College District TRAN,
              Series 1999-2000                        4.50   2/28/2001     3,809
    2,925   Yuba County 1999-2000 TRAN                4.50   2/28/2001     2,926

            PUERTO RICO (1.4%)
    6,000   Government Development Bank CP            3.80   2/22/2001     6,000
--------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $105,082)                105,082
--------------------------------------------------------------------------------
            Total investments (cost: $430,523)                          $430,523
================================================================================








                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------

            General Obligations                                 22.6%
            Appropriated Debt                                   12.1
            Water/Sewer Utilities - Municipal                   10.8
            Multifamily Housing                                  8.6
            Buildings                                            6.4
            Special Assessment/Tax/Fee                           6.4
            Hospitals                                            5.6
            Nursing/Continuing Care Centers                      4.6
            Real Estate Tax/Fee                                  3.6
            Finance - Municipal                                  2.9
            Electronics - Computer Distributors                  2.1
            Lodging/Hotel                                        2.0
            Nursing Care                                         1.9
            Education                                            1.6
            Electric/Gas Utilities - Municipal                   1.5
            Banks - Major Regional                               1.4
            Other                                                5.8
                                                                ----
            Total                                               99.9%
                                                                ====









NOTES TO PORTFOLIOS OF INVESTMENTS

SEPTEMBER 30, 2000
(UNAUDITED)

GENERAL NOTES

Values of securities  are  determined by procedures  and practices  discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at date of purchase. For the USAA California Bond Fund, these securities represented 4.4% of net assets.

(b) These securities are not registered under the Securities Act of 1933. Resells of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A, and as such are generally deemed by the Manager to be liquid under guidelines established by the Board of Directors. At September 30, 2000, these securities represented 11.3% of the USAA California Money Market Fund's net assets.

(c)  At  September   30,   2000,   the  cost  of   securities   purchased  on  a
delayed-delivery basis for the USAA California Money Market Fund was $2.4 million.

(d)  At  September  30,  2000,   these   securities  were  segregated  to  cover
delayed-delivery purchases.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.













STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

SEPTEMBER 30, 2000
(UNAUDITED)

                                                                       USAA
                                                       USAA         CALIFORNIA
                                                    CALIFORNIA     MONEY MARKET
                                                    BOND FUND          FUND
                                                  ------------------------------
ASSETS
   Investments in securities, at market value
      (identified cost of $591,739 and $430,523,
      respectively)                                 $  605,207      $  430,523
   Cash                                                    168           1,506
   Receivables:
      Capital shares sold                                  144             224
      Interest                                           9,674           3,112
                                                  ------------------------------
         Total assets                                  615,193         435,365
                                                  ------------------------------

LIABILITIES
   Securities purchased                                     -            2,350
   Capital shares redeemed                                  58           1,854
   USAA Investment Management Company                      159             110
   USAA Transfer Agency Company                             22              18
   Accounts payable and accrued expenses                    54              63
   Dividends on capital shares                             858              60
                                                  ------------------------------
         Total liabilities                               1,151           4,455
                                                  ------------------------------
            Net assets applicable to capital
               shares outstanding                   $  614,042      $  430,910
                                                  ==============================

REPRESENTED BY:
   Paid-in capital                                  $  605,516      $  430,910
   Accumulated net realized loss on investments         (4,942)            -
   Net unrealized appreciation of investments           13,468             -
                                                  ------------------------------
            Net assets applicable to capital
               shares outstanding                   $  614,042      $  430,910
                                                  ==============================
   Capital shares outstanding                           57,765         430,910
                                                  ==============================
   Authorized shares of $.01 par value                 140,000       2,435,000
                                                  ==============================
   Net asset value, redemption price,
      and offering price per share                  $    10.63      $     1.00
                                                  ==============================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









STATEMENTS OF OPERATIONS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2000
(UNAUDITED)

                                                                       USAA
                                                       USAA         CALIFORNIA
                                                    CALIFORNIA     MONEY MARKET
                                                    BOND FUND          FUND
                                                  ------------------------------
Net investment income:
   Interest income                                  $   17,308      $    8,415
                                                  ------------------------------
   Expenses:
      Management fees                                      933             687
      Transfer agent's fees                                129             105
      Custodian's fees                                      51              52
      Postage                                               26              20
      Shareholder reporting fees                             8               8
      Directors' fees                                        3               3
      Registration fees                                      6               1
      Professional fees                                     18              17
      Other                                                  5               4
                                                  ------------------------------
         Total expenses                                  1,179             897
                                                  ------------------------------
            Net investment income                       16,129           7,518
                                                  ------------------------------
Net realized and unrealized gain on investments:
   Net realized gain                                     5,482             -
   Change in net unrealized
      appreciation/depreciation                          8,433             -
                                                  ------------------------------
            Net realized and unrealized gain            13,915             -
                                                  ------------------------------
Increase in net assets resulting from operations    $   30,044      $    7,518
                                                  ==============================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2000, AND YEAR ENDED MARCH 31, 2000 (UNAUDITED)


                                                     USAA                     USAA
                                                  CALIFORNIA               CALIFORNIA
                                                   BOND FUND             MONEY MARKET FUND
                                            ------------------------------------------------
                                            9/30/2000    3/31/2000    9/30/2000    3/31/2000
                                            ------------------------------------------------
From operations:
   Net investment income                    $  16,129    $  33,010    $   7,518    $  11,874
   Net realized gain (loss) on investments      5,482      (10,303)         -            -
   Change in net unrealized appreciation/
      depreciation of investments               8,433      (43,032)         -            -
                                            ------------------------------------------------
   Increase (decrease) in net assets
      resulting from operations                30,044      (20,325)       7,518       11,874
                                            ------------------------------------------------
Distributions to shareholders from:
   Net investment income                      (16,129)     (33,010)      (7,518)     (11,874)
                                            ------------------------------------------------
From capital share transactions:
   Proceeds from shares sold                   44,467       88,729      259,294      455,436
   Dividend reinvestments                      10,938       22,730        7,098       11,176
   Cost of shares redeemed                    (31,985)    (123,070)    (260,717)    (480,585)
                                            ------------------------------------------------
      Increase (decrease) in net assets
         from capital share transactions       23,420      (11,611)       5,675      (13,973)
                                            ------------------------------------------------
Net increase (decrease) in net assets          37,335      (64,946)       5,675      (13,973)
Net assets:
   Beginning of period                        576,707      641,653      425,235      439,208
                                            ------------------------------------------------
   End of period                            $ 614,042    $ 576,707    $ 430,910    $ 425,235
                                            ================================================
Change in shares outstanding:
   Shares sold                                  4,252        8,282      259,294      455,436
   Shares issued for dividends reinvested       1,045        2,155        7,098       11,176
   Shares redeemed                             (3,068)     (11,728)    (260,717)    (480,585)
                                            ------------------------------------------------
      Increase (decrease)
         in shares outstanding                  2,229       (1,291)       5,675      (13,973)
                                            ================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2000
(UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA California Bond Fund and USAA California Money Market Fund (the Funds). The Funds have a common objective of providing California investors with a high level of current interest income that is exempt from federal and California state income taxes. The USAA California Money Market Fund has a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION - Investments in the USAA California Bond Fund are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service and all other assets are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors. Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, all securities in the USAA California Money Market Fund, are stated at amortized cost, which approximates market value.

B. FEDERAL TAXES - Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and original issue discounts are amortized over the life of the respective securities. Market discounts are not amortized. Any ordinary income related to market discounts is recognized upon disposition of the securities. The Funds concentrate their investments in California tax-exempt securities and therefore may be exposed to more credit risk than portfolios with a broader geographical diversification.

D. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Funds participate with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, each Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, each Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 15% of its total assets. The Funds had no borrowings under any of these agreements during the six-month period ended September 30, 2000.

(3) DISTRIBUTIONS

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At September 30, 2000, the USAA California Bond Fund had capital loss carryovers for federal income tax purposes of $4,942,000 which, if not offset by subsequent capital gains, will expire in 2003-2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities for the six-month period ended September 30, 2000, were as follows:

                                         USAA CALIFORNIA     USAA CALIFORNIA
                                           BOND FUND        MONEY MARKET FUND
                                         ------------------------------------
Purchases                                  $134,155,000       $480,921,000
Sales/maturities                           $141,529,000       $529,534,000

For the USAA California Bond Fund, cost of purchases and proceeds from sales/maturities exclude short-term securities.

Gross unrealized appreciation and depreciation of investments at September 30, 2000, were as follows:

                               Appreciation     Depreciation         Net
                               -----------------------------------------------
USAA California Bond Fund       $19,111,000     ($5,644,000)     $13,467,000

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - USAA Investment Management Company (the Manager) carries out each Fund's investment policies and manages each Fund's portfolio. Management fees are computed as a percentage of aggregate average net assets
(ANA) of both Funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated monthly on a proportional basis to each Fund based upon ANA.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Funds based on an annual charge of $28.50 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain directors and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Funds.

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

USAA CALIFORNIA BOND FUND


                                  SIX-MONTH
                                PERIOD ENDED
                                SEPTEMBER 30,                      YEAR ENDED MARCH 31,
                                              ---------------------------------------------------------------
                                    2000         2000         1999         1998         1997         1996
                                -----------------------------------------------------------------------------
Net asset value at
   beginning of period            $  10.38     $  11.29     $  11.17     $  10.50     $  10.43     $  10.10
Net investment income                  .29          .58          .59          .60          .61          .60
Net realized and
   unrealized gain (loss)              .25         (.91)         .12          .67          .07          .33
Distributions from net
   investment income                  (.29)        (.58)        (.59)        (.60)        (.61)        (.60)
                                -----------------------------------------------------------------------------
Net asset value at
   end of period                  $  10.63     $  10.38     $  11.29     $  11.17     $  10.50     $  10.43
                                =============================================================================
Total return (%)*                     5.23        (2.91)        6.46        12.33         6.60         9.35
Net assets at end
   of period (000)                $614,042     $576,707     $641,653     $533,747     $440,231     $409,180
Ratio of expenses
   to average
   net assets (%)                      .40(a)       .39          .39          .40          .41          .42
Ratio of net investment
   income to average
   net assets (%)                     5.44(a)      5.43         5.21         5.47         5.74         5.74
Portfolio turnover (%)               22.93        48.46         7.20        20.16        23.72        23.09


(a) ANNUALIZED. THE RATIO IS NOT NECESSARILY INDICATIVE OF 12 MONTHS OF OPERATIONS.
 *  ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME DISTRIBUTIONS DURING THE PERIOD.


USAA CALIFORNIA MONEY MARKET FUND


                                  SIX-MONTH
                                PERIOD ENDED
                                SEPTEMBER 30,                      YEAR ENDED MARCH 31,
                                              ---------------------------------------------------------------
                                    2000         2000         1999         1998         1997         1996
                                -----------------------------------------------------------------------------
Net asset value at
   beginning of period           $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
Net investment income                 .02          .03          .03          .03          .03          .04
Distributions from net
   investment income                 (.02)        (.03)        (.03)        (.03)        (.03)        (.04)
                                -----------------------------------------------------------------------------
Net asset value at
   end of period                 $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                =============================================================================
Total return (%)*                    1.74         2.86         3.03         3.35         3.23         3.58
Net assets at end
   of period (000)               $430,910     $425,235     $439,208     $431,754     $341,128     $296,349
Ratio of expenses
   to average
   net assets (%)                     .41(a)       .41          .42          .41          .45          .47
Ratio of net investment
   income to average
   net assets (%)                    3.44(a)      2.83         2.99         3.30         3.19         3.52

(a) ANNUALIZED. THE RATIO IS NOT NECESSARILY INDICATIVE OF 12 MONTHS OF OPERATIONS.
 *  ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS DURING THE PERIOD.

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DIRECTORS
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                       LEGAL COUNSEL
USAA Shareholder Account Services    Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road             Exchange Place
San Antonio, Texas 78288             Boston, Massachusetts 02109

CUSTODIAN                            INDEPENDENT AUDITORS
State Street Bank and Trust Company  KPMG LLP
P.O. Box 1713                        112 East Pecan, Suite 2400
Boston, Massachusetts 02105          San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS           INTERNET ACCESS
Call toll free - Central Time        usaa.com(ServiceMark)
Monday - Friday 6 a.m. to 10 p.m.
Saturday 8:30 a.m. to 5 p.m.
Sunday 11:30 a.m. to 8 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(REGISTERED TRADEMARK)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777